SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
RECENT ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3—RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

        In June 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-07, "Improvements to Nonemployee Share-Based Payment Accounting," which expands the scope of Accounting Standards Codification ("ASC") Topic 718, "Compensation—Stock Compensation" and applies to all share-based payment transactions to nonemployees in which a grantor acquires goods and services to be used or consumed in a grantor's own operations by issuing share-based awards. Upon adoption of ASU 2018-07, an entity should only re-measure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. In the first quarter of 2019, the Company adopted ASU 2018-07, which did not have a material impact on its financial position, results of operations and cash flows.

        In February 2018, the FASB issued ASU 2018-02, "Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income," which gives entities the option to reclassify the tax effects stranded in accumulated other comprehensive income as a result of the enactment of comprehensive tax legislation in December 2017, commonly referred to as the Tax Cuts and Jobs Act of 2017 (the "Tax Act"), to retained earnings. The Company adopted ASU 2018-02 effective January 1, 2019 and elected not to reclassify the income tax effects stranded in accumulated other comprehensive income to retained earnings and, as a result, there was no impact on the Company's financial position, results of operations or cash flows.

        In February 2016, the FASB issued ASU 2016-02, "Leases" (ASC Topic 842), which, together with its related clarifying ASUs (collectively, "ASU 2016-02"), amended the previous guidance for lease accounting and related disclosure requirements. The new guidance requires the recognition of right-of-use assets and lease liabilities on the balance sheet for leases with terms greater than twelve months or leases that contain a purchase option that is reasonably certain to be exercised. Lessees are required to classify leases as either finance or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. For leases with a term of twelve months or less, a lessee can make an accounting policy election by class of underlying asset to not recognize an asset and corresponding liability. Lessees will also be required to provide additional qualitative and quantitative disclosures regarding the amount, timing and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements and provide additional information about the nature of an organization's leasing activities. On January 1, 2019, the Company adopted ASU 2016-02 using the modified retrospective method, meaning it has been applied to leases that existed or have been entered into on or after January 1, 2019 without adjusting comparative periods in the financial statements. Please refer to "Note 4—Leases" for further discussion of the adoption and the impact on the Company's financial statements.

Recently Issued Accounting Pronouncements

        In August 2018, the FASB issued ASU 2018-15, "Intangibles—Goodwill and Other Internal-Use Software (Subtopic 350-40)." This update aligns the requirements for capitalizing costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software, including hosting arrangements that are service contracts, over the term of the hosting arrangement. Further, this update requires the presentation of the expense in the statement of income, the presentation of the costs on the statement of financial position and the classification of payments in the statement of cash flows related to capitalized implementation costs to be treated the same as the fees of the associated hosting arrangement. The update is effective for annual periods beginning after December 15, 2019, and interim periods thereafter. Early adoption is permitted. The Company is currently evaluating the effect this ASU will have on its results of operations, financial position and cash flows.

        In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820)." This amendment update modifies disclosure requirements related to fair value measurement and will be effective for fiscal years beginning after December 15, 2019 and interim periods thereafter. Implementation on a prospective or retrospective basis varies by specific disclosure requirement. Early adoption is permitted, and the standard allows for early adoption of any removed or modified disclosures upon issuance of the update, while delaying adoption of the additional disclosures until their effective date. The Company is currently evaluating this guidance to determine the impact it may have on its disclosures.

        In June 2016, the FASB issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". This update replaces the incurred loss methodology to record credit losses with a methodology which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. The Company will be required to adopt ASU 2016-13 for its annual periods beginning after December 15, 2022, and interim periods within the fiscal years. Early adoption is permitted for periods beginning on or after January 1, 2019. The Company is currently evaluating the effect the adoption may have on its results of operations, financial condition and cash flows.

NOTE 3—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Principles of Consolidation and Joint Ventures:    The consolidated financial statements include the accounts of Williams Industrial Services Group, Inc. and its wholly owned subsidiaries. At times, the Company may form joint ventures with unrelated third parties for the execution of a project. For investments in joint ventures not requiring full consolidation, the Company uses the equity method of accounting. The Company does not have any investment in a joint venture in which it is considered to be the primary beneficiary where full consolidation is required.

        In 2017, the Company formed a limited liability company ("LLC") with an unrelated third party for the execution of a nuclear plant construction project. The Company has a 25 percent participation interest in this LLC, with distribution of expected gains and losses being proportionate to its participation interest. Although the LLC holds the construction contract with the client, the services required by the contract are performed by either the LLC, the Company or the other member of the LLC, or by other subcontractors under subcontracting agreements with the LLC. The Company accounts for its investment in this LLC using the equity method. The Company's investment in this LLC was $0.8 million and $0.2 million as of December 31, 2018 and 2017, respectively, and was included in other long-term assets on the consolidated balance sheets. Accounts receivable related to work performed for the Company's unconsolidated investment in the LLC, included in accounts receivable, net, on the consolidated balance sheets, was $2.1 million and $2.2 million as of December 31, 2018 and 2017, respectively.

        All intercompany accounts and transactions have been eliminated in consolidation.

        Discontinued Operations:    During the fourth quarter of 2017, the Company made the decision to exit and sell its Electrical Solutions segment. Additionally, during the third quarter of 2017, the Company made the decision to exit and sell substantially all of the operating assets and liabilities of its Mechanical Solutions segment, which the Company completed in the fourth quarter of 2017. These decisions were made in an effort to reduce the Company's outstanding term debt. The Company determined that the decision to exit these segments met the definition of a discontinued operation. As a result, these segments, including TOG Manufacturing Company, Inc., which, along with TOG Holdings, Inc., was sold in July 2016, have been presented as discontinued operations for all periods presented.

        In spite of our efforts, which included retaining financial advisors to sell all or part of Koontz-Wagner Custom Controls Holdings LLC's ("Koontz-Wagner") operations, inside or outside of a federal bankruptcy or state court proceeding (including Chapter 11 of Title 11 of the U.S. Bankruptcy Code (the "Bankruptcy Code")), the proposed disposition did not progress as planned due, primarily, to the absence of viable bids in the sale process, the inability of Koontz-Wagner to fund its ongoing operations or obtain financing to do so, and Koontz-Wagner's deteriorating financial performance. As a result, on July 11, 2018, Koontz-Wagner filed a voluntary petition for relief under Chapter 7 of Title 11 of the Bankruptcy Code with the U.S. Bankruptcy Court for the Southern District of Texas. The filing was for Koontz-Wagner only, not for the Company as a whole, and was completely separate and distinct from the Williams business and operations.

        Unless otherwise specified, the financial information presented in the accompanying financial statements and following notes relates to the Company's continuing operations; it excludes any results of its discontinued operations. Please refer to "Note 4—Changes in Business" for financial information on the Company's discontinued operations.

        Segment and Geographic Information:    The Company determines its reportable segments in accordance with Accounting Standards Codification ("ASC") 280—Segment Reporting. The Company's operating segments engage in business activities from which it may earn revenues and incur expenses and for which discrete information is available. Operating results for the operating segments are regularly reviewed by the Company's chief operating decision maker to make decisions about resources to be allocated to the segment and to assess performance. Operating segments are aggregated for reporting purposes when the operating segments are identified as similar in accordance with the basic principles and aggregation criteria in the accounting standards. The Company's reporting segments are based primarily on product lines. The reporting segments have different lines of management responsibility as each business requires different marketing strategies and management expertise. Prior to the Company's decision to exit and sell its Mechanical Solutions and Electrical Solutions segments, the Company had three reportable segments: Services, Electrical Solutions and Mechanical Solutions. Corporate includes expenses related to the Company's corporate headquarters and interest expense related to its long-term debt.

        The Company uses operating income (loss) to compare and evaluate its financial performance. For the year ended December 31, 2018 and 2017, the Company earned 100% of its revenue in the U.S.

        Use of Estimates:    The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could vary materially from those estimates.

        Revenue Recognition:    The Company provides construction, maintenance and support services to customers in energy, power and industrial end markets. The Company's services, which are provided through long-term maintenance or discrete project agreements, are designed to improve or sustain its customers' operating efficiencies and extend the useful lives of their process equipment. The contracts are awarded on a competitively bid and negotiated basis with the majority structured as cost-plus arrangements and the remainder as lump-sum.

        The Company's contracts generally include a single performance obligation for which revenue is recognized over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer. For cost-plus contracts, the Company recognizes revenue when services are performed and contractually billable based upon the hours incurred and agreed-upon hourly rates. Revenue on fixed-price contracts is recognized and invoiced over time using the cost-to-cost percentage-of-completion method. To the extent a contract is deemed to have multiple performance obligations, the Company allocates the transaction price of the contract to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. The Company does not adjust the price of the contract for the effects of a significant financing component. Change orders are generally not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as a modification of the existing contract and performance obligation. The Company believes these methods of revenue recognition most accurately reflect the economics of the transactions with its customers.

        The Company's contracts may include several types of variable consideration, including change orders, rate true-up provisions, retainage, claims, incentives, penalties and liquidated damages. The Company estimates the amount of revenue to be recognized on variable consideration using estimation methods that best predict the amount of consideration to which the Company expects to be entitled. The Company includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Company's estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available. The Company updates its estimate of the transaction price each reporting period and the effect of variable consideration on the transaction price is recognized as an adjustment to revenue on a cumulative catch-up basis. In circumstances where the Company cannot reasonably determine the outcome of a contract, it recognizes revenue over time as the work is performed, but only to the extent of recoverable costs incurred (i.e. zero margin). A loss provision is recorded for the amount of any estimated unrecoverable costs in excess of total estimated revenue on a contract as soon as the Company becomes aware. The Company generally provides a limited warranty for a term of two years or less following completion of services performed under its contracts. Historically, warranty claims have not resulted in material costs incurred.

        Cash and Cash Equivalents:    Cash and cash equivalents include cash on hand and on deposit with initial maturities of three months or less. As of December 31, 2018, the operating cash balance of $4.5 million was held in U.S. bank accounts.

        Restricted Cash:    Restricted cash as of December 31, 2018 consisted of $0.5 million held in escrow for certain indemnities as claims on a divested subsidiary. As of December 31, 2017, restricted cash consisted of $9.7 million that served as collateral for letters of credit and credit card obligations and $1.9 million held in escrow for certain indemnities and claims.

        Accounts Receivable:    Accounts receivable is reported net of allowance for doubtful accounts and discounts. The allowance is based on numerous factors including but not limited to (i) current market conditions, (ii) review of specific customer economics and (iii) other estimates based on the judgment of management. Account balances are charged off against the allowance after all reasonable means of collection have been pursued and the potential for recovery is considered remote. The Company does not generally charge interest on outstanding amounts.

        Accounts receivable as of December 31, 2017 included amounts related to subcontracts with Westinghouse Electric Company, LLC ("Westinghouse") for two nuclear power plant projects. On March 29, 2017, Westinghouse filed for Chapter 11 bankruptcy protection in the U.S. Bankruptcy Court, Southern District of New York.

        The Company was due $8.7 million for pre-petition services rendered to Westinghouse on the two projects. In November 2017, pursuant to agreements with the owners of both projects, the Company received a partial payment of $6.4 million for pre-petition services. As of December 31, 2017, the Company had a $0.2 million reserve against its receivable from Westinghouse, resulting in a net outstanding balance of $2.1 million for pre-petition services. The Company has filed mechanic's liens in Georgia against the property of the owners of the project for the remainder of the amount due for pre-petition services rendered to Westinghouse.

        On July 31, 2017, one of the projects was cancelled by the owner of the project, and the Company demobilized from the site. The Company continues to provide services to the remaining project site at the request of the owner of the project. The amounts for post-petition services have been billed to the owners of the projects and, to the extent not already collected or reserved, are expected to be recoverable.

        In April 2018, the Company entered into an agreement with a third-party financial institution and sold its outstanding receivable due for pre-petition services rendered to Westinghouse on two projects for proceeds of $2.1 million.

        Property, Plant and Equipment:    Property, plant and equipment are stated at historical cost, less accumulated depreciation. For financial reporting purposes, depreciation is calculated using the straight-line method over the estimated useful life of the asset. Costs of significant additions, renewals and betterments are capitalized. Maintenance and repairs are expensed when incurred. When an asset is sold or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the gain or loss on disposition is reflected in general and administrative expenses in the consolidated statements of operations. Depreciation expense related to capital equipment used in production is included in cost of revenue.

        Long-Lived Assets:    Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If circumstances require a long-lived asset held for use to be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset to the carrying value of the asset. If the carrying value of the asset exceeds expected future cash flows, the excess of the carrying value over the estimated fair value is charged to impairment expense in the consolidated statements of operations. Assets held for sale are reported at the lower of their carrying value, less estimated costs to sell. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. The Company groups long-lived assets by legal entity for purposes of recognition and measurement of an impairment loss as this is the lowest level for which cash flows are independent.

        Goodwill and Indefinite-Lived Intangible Assets:    Goodwill and indefinite-lived intangible assets are tested for impairment on an annual basis, as of October 1, and when events or changes in circumstances indicate the fair value of a reporting unit with goodwill and/or indefinite-lived intangible assets has been reduced below the carrying value of the net assets of the reporting unit in accordance with ASC 350—Intangibles—Goodwill and Other. The Company's indefinite-lived intangible asset consists of the Williams trade name.

        The Company's testing of goodwill for potential impairment involves the comparison of a reporting unit's carrying value to its estimated fair value, which is determined using the income approach. Similarly, the testing of the Company's trade name for potential impairment involves the comparison of the carrying value of the trade name to its estimated fair value, which is determined using the relief from royalty method. If the carrying value of goodwill or the trade name is deemed to be unrecoverable, the excess of the carrying value over the estimated fair value is charged to impairment expense in the consolidated statements of operations in the period in which the impairment is determined.

        Cost of Revenue:    Cost of revenue primarily includes charges for materials, direct labor and related benefits, freight (inbound and outbound), direct supplies and tools, purchasing and receiving costs, inspection costs and internal transfer costs.

        Warranty Costs:    Estimated costs related to warranties are accrued using the specific identification method. Estimated costs are based upon past warranty claims, sales history, the applicable contract terms and the remaining warranty periods. Warranty terms vary by contract but generally provide for a term of two years or less. The Company manages its exposure to warranty claims by having its field service and quality assurance personnel regularly monitor projects and maintain ongoing and regular communications with its customers. Historically, warranty claims have not resulted in material costs incurred, and any estimated cost for warranties are included in the individual project cost estimates for purposes of accounting for long-term contracts.

        Insurance:    The Company self-insures a portion of its risk for health benefits and workers' compensation. The Company maintains insurance coverage for other business risks including general liability insurance. The Company accrues for incurred but not reported claims by utilizing lag studies.

        Shipping and Handling Costs:    The Company accounts for shipping and handling costs in accordance with ASC 605-45—Principal Agent Considerations. Amounts billed to customers in sale transactions related to shipping and handling costs are recorded as revenue. Shipping and handling costs incurred are included in cost of revenue in the consolidated statements of operations.

        Advertising Costs:    The Company accounts for advertising costs in accordance with ASC 720-35—Advertising Costs. Generally, advertising costs are immaterial and are expensed as incurred and are included in selling and marketing expense in the consolidated statements of operations.

        Stock-Based Compensation Expense:    The Company measures and recognizes stock-based compensation expense based on the estimated fair value of the stock award on the date of grant. Vesting of stock awards is based on certain service, performance and market conditions (or service only conditions) over a one to four year period. For all awards with graded vesting, other than awards with performance-based vesting conditions, the Company records compensation expense for the entire award on a straight-line basis over the requisite service period. For graded-vesting awards with performance-based vesting conditions, total compensation expense is recognized over the requisite service period for each separately vesting tranche of the award as if the award is, in substance, multiple awards once performance criteria are set. For market-based awards that cliff vest, total compensation expense is recorded on a straight-line basis over the requisite performance period. The Company recognizes stock-based compensation expense related to performance-based and market-based awards based upon its determination of the potential likelihood of achievement of the specified performance conditions at each reporting date. Stock-based compensation expense is primarily included in general and administrative expenses in the consolidated statements of operations.

        Income Taxes:    The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled.

        Under ASC 740—Income Taxes, the Financial Accounting Standards Board ("FASB") requires companies to assess whether valuation allowances should be established against their deferred tax assets based on the consideration of all available positive and negative evidence, using a "more likely than not" standard. In making such assessments, significant weight is given to evidence that can be objectively verified. A company's current or previous operating history are given more weight than its future outlook, although the Company does consider future taxable income projections, ongoing tax planning strategies and the limitation on the use of carryforward losses in determining valuation allowance needs. The Company establishes valuation allowances for its deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company believes that its benefits and accruals recognized are appropriate for all open audit years based on its assessment of many factors including past experience and interpretation of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. To the extent that the final tax outcome of these matters is determined to be different than the amounts recorded, those differences will impact income tax expense in the period in which the determination is made.

        Other Comprehensive (Loss) Income:    The Company reports cumulative foreign currency translation adjustments as a component of accumulated other comprehensive (loss) income. The Company reclassified $6.6 million of translation loss related to the sale of foreign subsidiaries out of accumulated other comprehensive income and included it in loss from discontinued operations before income tax expense (benefit) in the consolidated statement of operations for the year ended December 31, 2017. No such reclassifications out of accumulated other comprehensive income were made in 2018.

Adoption of New Accounting Pronouncements

        In the first quarter of 2018, the Company adopted FASB Accounting Standards Update ("ASU") 2016-18, "Restricted Cash (a consensus of the FASB Emerging Issues Task Force)." ASU 2016-18 requires an entity to include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The Company adopted ASU 2016-18 on a retrospective basis, and net transfers of restricted cash of $11.1 million and $2.8 million have been presented in net change in cash and cash equivalents in the consolidated statements of cash flows for the year ended December 31, 2018 and 2017, respectively.

        In the first quarter of 2018, the Company adopted ASU 2016-15, "Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments." ASU 2016-15 requires an entity to classify distributions received from equity method investees in the statement of cash flows using either the cumulative earnings approach or the nature of distribution approach. The Company adopted ASU 2016-15 on a retrospective basis and elected to classify distributions received from its equity method investees using the cumulative earnings approach. The adoption of ASC 2016-15 did not have an impact on the consolidated statements of cash flows for the years ended December 31, 2018 and 2017, respectively.

        In the first quarter of 2018, the Company adopted ASU 2014-09 (ASC Topic 606), "Revenue from Contracts with Customers," and the related ASUs, which provided new guidance for revenue recognized from contracts with customers and replaced the previously existing revenue recognition guidance. ASU 2014-09 requires that revenue be recognized at an amount the Company is entitled to upon transferring control of goods or services to customers, as opposed to when risks and rewards transfer to a customer. The Company adopted ASC Topic 606 using the modified retrospective method, and accordingly, the new guidance was applied retrospectively to contracts that were not completed as of December 31, 2017. Results for operating periods beginning after January 1, 2018 are presented under ASC Topic 606, while comparative information for prior periods has not been restated and continues to be reported in accordance with the accounting standards in effect for those periods. The adoption of ASC Topic 606 did not result in changes to the method or timing of revenue recognized and did not have a material impact on the Company's financial position, results of operations and cash flows as of and for the year ended December 31, 2018.

        There was no material difference in the Company's results for the year ended December 31, 2018 with application of ASC Topic 606 on its contracts and what results would have been if such contracts had been reported using accounting standards previously in effect for such contracts. The Company elected to utilize the modified retrospective transition practical expedient that allowed the Company to evaluate the impact of contract modifications as of January 1, 2018 rather than evaluating the impact of the modifications at the time they occurred. There was no material impact associated with the election of this practical expedient.

        The Company also elected to utilize the practical expedient to recognize revenue in the amount to which it has a right to invoice for services performed when it has a right to consideration from a customer in an amount that corresponds directly with the value of its performance completed to date.

        Please refer to "Note 9—Revenue" for additional discussion of the Company's revenue recognition accounting policies and expanded disclosures required by ASC Topic 606.

Recently Issued Accounting Pronouncements

        In June 2018, the FASB issued ASU 2018-07, "Improvements to Nonemployee Share-Based Payment Accounting," which expands the scope of ASC Topic 718, "Compensation—Stock Compensation" and applies to all share-based payment transactions to nonemployees in which a grantor acquires goods and services to be used or consumed in a grantor's own operations by issuing share-based awards. Upon adoption of ASU 2018-07, an entity should only re-measure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. ASU 2018-07 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of ASU 2018-07 to have a material impact on its financial position, results of operations and cash flows.

        In February 2018, the FASB issued ASU 2018-02, "Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income," which gives entities the option to reclassify the tax effects stranded in accumulated other comprehensive income as a result of the enactment of comprehensive tax legislation in December 2017, commonly referred to as the Tax Cuts and Jobs Act of 2017 (the "Tax Act"), to retained earnings. ASU 2018-02 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of ASU 2018-02 to have a material impact on its financial position, results of operations and cash flows.

        In February 2016, the FASB issued ASU 2016-02, "Leases." which, together with its related clarifying ASUs (collectively, "ASU 2016-02"), amends the existing guidance for lease accounting and related disclosure requirements. The new guidance requires the recognition of right-of-use assets and lease liabilities on the balance sheet for leases with terms greater than twelve months or leases that contain a purchase option that is reasonably certain to be exercised. Lessees will classify leases as either finance or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. For leases with a term of twelve months or less, a lessee can make an accounting policy election by class of underlying asset to not recognize an asset and corresponding liability. Lessees will also be required to provide additional qualitative and quantitative disclosures regarding the amount, timing and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements and provide additional information about the nature of an organization's leasing activities. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 31, 2018. The Company will adopt ASU 2016-02 during the first quarter of 2019 using the modified retrospective method, meaning it will be applied to leases that exist or are entered into on or after January 1, 2019 without adjusting comparative periods in the financial statements. The Company is in the final stages of evaluating its existing lease portfolio and is continuing to assess the values of the right-of-use assets and lease liabilities that will be included on its balance sheet as of January 1, 2019. The Company does not expect the adoption of ASU 2016-02 to have a material impact on its results of operations, cash flows or debt covenants.